PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) premium	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of defined benefit plans [line items]
Defined benefit plans	$ 71	$ 77	$ 83
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Premiums paid	26
Benefits paid	(3)
Interest income	1
Actuarial loss (gain)	(12)
Translation	0
Reimbursement rights related to defined benefit obligation, at fair value	12
2023
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	8
2024
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	9
2025
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	9
2026
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	8
2027
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	8
Thereafter
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	29
Post-retirement medical scheme for AngloGold Ashanti's South African employees
Disclosure of defined benefit plans [line items]
Defined benefit plans	66	71	77
Benefit obligation
Balance at beginning of year	71	77	93
Interest cost	6	6	7
Benefits paid	(7)	(8)	(7)
Actuarial loss (gain)	(1)	1	(9)
Translation	(3)	(5)	(5)
Balance at end of year	66	71	77
Net amount recognised	$ 66	$ 71	$ 77
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate (in percent)	10.88%	9.79%	9.14%
Expected increase in health care costs (in percent)	7.49%	7.23%	6.06%
Health care cost trend assumed for next year (in percent)	7.49%	7.23%	6.06%
Rate to which the cost trend is assumed to decline (the ultimate trend rate) (in percent)	7.49%	7.23%	6.06%
Number of premiums payable | premium	2
Contribution %	100.00%
Healthcare cost inflation	6.20%
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Not later than two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 22
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Health care cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage of reasonably possible increase in actuarial assumption (in percent)	1.00%
Increase in total service and interest cost due to reasonably possible increase in actuarial assumption	$ 0	$ 1	$ 0
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 4	5	4
Percentage of reasonably possible decrease in actuarial assumption (in percent)	1.00%
Decrease in total service and interest cost due to reasonably possible decrease in actuarial assumption	$ 0	0	0
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(4)	(4)	(4)
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Including liabilities classified as held for sale
Benefit obligation
Balance at beginning of year	71	79
Balance at end of year	66	71	79
Net amount recognised	66	71	79
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Classified as held for sale
Benefit obligation
Settlement gain	0	0	(2)
Other defined benefit plans
Disclosure of defined benefit plans [line items]
Defined benefit plans	$ 5	$ 6	$ 6